Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure of operating segments [line items]
Average Earning Assets	$ 1,308,774	$ 1,216,579	$ 1,314,247	$ 1,205,372
Canadian Personal and Commercial Banking [member]
Disclosure of operating segments [line items]
Average Earning Assets	341,885	312,320	340,584	309,883
United States Personal and Commercial Banking [member]
Disclosure of operating segments [line items]
Average Earning Assets	223,071	215,614	225,177	213,955
All Other Operating Segments [member]
Disclosure of operating segments [line items]
Average Earning Assets	$ 743,818	$ 688,645	$ 748,486	$ 681,534